Adjusted Earnings Before Interest, Tax, Depreciation and Amortisation (Adjusted EBITDA) - Summary of Reconciliation of Adjusted EBITDA to Profit (Loss) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2017
Disclosure of reconciliation of consolidated adjusted EBITDA [abstract]
Profit/(loss) for the year	€ (33,680)	€ 33,119		€ (30,845)	[1]
Income tax expense	2,335	7,429		2,886	[1]
Profit/(loss) before tax	(31,345)	40,548		(27,959)	[1]
Adjustments for:
Net finance income/(costs)	9,868	(66,296)		4,004	[1]
Share of profit/(loss) equity-method investees	(1,011)	290
Depreciation	24,196	10,154		10,861
Amortisation	917	910		1,569
Government grants	(1,626)	(1,061)	€ (1,068)	(1,068)
Adjusted EBITDA	€ 999	€ (15,455)		€ (12,593)

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5(c).